Additional Information-Parent Company Only Condensed Financial Information balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,331,968	$ 209,015	¥ 1,127,055		¥ 884,676
Term deposits and short-term investments	408,946	64,173	1,527,088
Prepayment and other current assets	91,842	14,412	43,190
Total current assets	2,027,418	318,147	2,796,015
Non-current assets:
Long-term Investments	252,500	39,623	166,100		45,980
Total non-current assets	1,302,950	204,462	495,997
Total assets	3,330,368	522,609	3,292,012
Liabilities
Accrued expenses and other current liabilities	376,841	59,136	237,785
Total liabilities	813,334	127,632	672,436
Shareholders' (deficit)/equity:
Treasury stock	(217,712)	(34,164)
Additional paid-in capital	2,999,562	470,697	2,892,268
Statutory reserves	20,331	3,190	10,562
Accumulated deficit	(272,368)	(42,740)	(254,228)
Accumulated other comprehensive income	(83,891)	(13,164)	(52,492)
Total So-Young International Inc. shareholders' equity	2,446,189	383,861	2,596,371		2,642,638	¥ (357,569)
Total liabilities, mezzanine equity and shareholders' equity	3,330,368	522,609	3,292,012
Parent company
Current assets:
Cash and cash equivalents	55,806	8,757	6,300	$ 989	74,230	31,379
Amounts due from Group companies	1,457,100	228,651	1,820,349
Amounts due from VIE companies	39,681	6,227
Term deposits and short-term investments	318,881	50,039	262,216
Prepayment and other current assets	6,027	946	5,008
Total current assets	1,877,495	294,620	2,093,873
Non-current assets:
Investment in subsidiaries and VIE companies	617,773	96,942	518,262
Long-term Investments	7,418	1,164	7,591
Amounts due from subsidiaries and VIE			13,443
Total non-current assets	625,191	98,106	539,296
Total assets	2,502,686	392,726	2,633,169
Liabilities
Amounts due to VIE companies	35,529	5,575	9,348
Amounts due to Group companies	20,068	3,149	25,884
Accrued expenses and other current liabilities	900	141	1,566
Total liabilities	56,497	8,865	36,798
Shareholders' (deficit)/equity:
Treasury stock	(217,712)	(34,164)
Additional paid-in capital	2,999,562	470,697	2,892,268
Statutory reserves	20,331	3,190	10,562
Accumulated deficit	(272,368)	(42,740)	(254,228)
Accumulated other comprehensive income	(83,891)	(13,164)	(52,492)
Total So-Young International Inc. shareholders' equity	2,446,189	383,861	2,596,371
Total liabilities, mezzanine equity and shareholders' equity	2,502,686	392,726	2,633,169
Class A ordinary shares
Shareholders' (deficit)/equity:
Ordinary shares	230	36	224
Class A ordinary shares | Parent company
Shareholders' (deficit)/equity:
Ordinary shares	230	36	224
Class B ordinary shares
Shareholders' (deficit)/equity:
Ordinary shares	37	6	37
Class B ordinary shares | Parent company
Shareholders' (deficit)/equity:
Ordinary shares	¥ 37	$ 6	¥ 37
Ordinary shares | Class A ordinary shares
Shareholders' (deficit)/equity:
Total So-Young International Inc. shareholders' equity					221	37
Ordinary shares | Class B ordinary shares
Shareholders' (deficit)/equity:
Total So-Young International Inc. shareholders' equity					¥ 37	¥ 35